Income Taxes - Summary of the Components of Income Tax for Period (Income) / Charge (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current year	€ 116	€ (105)	€ 118
Adjustments to prior years	(5)	(205)	(14)
Current tax	111	(310)	103
Deferred tax
Origination / (reversal) of temporary differences	296	(99)	68
Changes in tax rates / bases	(32)	(11)	33
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(5)	12	4
Non-recognition of deferred tax assets	9	7	17
Reconciliation between standard and effective tax
Income before tax	2,400	(364)	1,453
Tax rate changes	(32)	(1)	33
Differences due to the effect of:
Non deductible expenses	(21)	(22)	(22)
Adjustments prior years	(6)	171	(8)
Deferred tax	260	81	114
Income tax for the period (income) / charge	371	(229)	€ 217
Aegon N.V [member]
Current tax
Current year	54	39
Current tax	54	39
Reconciliation between standard and effective tax
Income before tax	(193)	(185)
Tax on income on Dutch corporate income tax rate	48	46
Tax rate changes	4
Change in uncertain tax positions	8
Differences due to the effect of:
Non deductible expenses	(7)	(7)
Income tax for the period (income) / charge	€ 54	€ 39